Share Based compensation - Additional Information (Details)		1 Months Ended	12 Months Ended				24 Months Ended
	Nov. 11, 2017 CNY (¥) shares	Jan. 31, 2018 shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥) $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of fully vested ordinary shares	352,500
2018 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum life of option		6 years
Number of stock options granted			96,000	96,000			1,829,000
Cash used to settle related share-based compensation			¥ 1,186,271	$ 170,398
Weighted-average grant date fair value | $ / shares				$ 3.57		$ 5.54
Aggregate grant date fair value of the outstanding options			39,628,188		¥ 60,525,042	$ 60,525,042	¥ 39,628,188	$ 5,692,233
Fair value of share options vested			11,316,415	$ 1,625,501	5,431,798
Unrecognized compensation expense related to unvested options, net			¥ 12,314,260		¥ 42,791,057	$ 42,791,057	¥ 12,314,260	$ 1,768,833
Weighted-average period			2 years 6 months 29 days	2 years 6 months 29 days	3 years 1 month 9 days
2018 Share Incentive Plan | Common Class A
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of authorized shares purchased by participants		9,000,000
General And Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense | ¥	¥ 38,048,000
General And Administrative Expenses | 2018 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense			¥ 27,676,666	$ 3,975,504	¥ 16,108,951